Summary of Significant Accounting Policies (Details)				6 Months Ended
		Jun. 15, 2024 USD ($) $ / shares shares	Jun. 11, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jul. 10, 2024 shares	Jun. 30, 2024 HKD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 HKD ($) shares	Dec. 31, 2022 $ / shares
Significant Accounting Policies [Line Items]
Common stock, share par value | $ / shares				$ 0.0001 [1]			$ 0.0001	[1]		$ 0.0001
Purchase shares (in Shares) | shares				4,900,000
Recycled shares percentage			110.00%	0.25%
Percentage of ownership limitations				9.90%
Redemption price per share | $ / shares				$ 11.1347
Prepayment shares (in Shares) | shares				100,000
Reset price | $ / shares				$ 10
Dilutive offering per shares | $ / shares				$ 10
Shares of common stock (in Shares) | shares	[1]			46,859,633		46,859,633	37,488,807		37,488,807
Share consideration (in Shares) | shares		100,000
Prepayments amount (in Dollars) | $		$ 13,264,964		$ 13,264,964
Price per shares | $ / shares		$ 11.1347		$ 9.76
Useful lives				5 years		5 years	5 years		5 years
Insured amount				$ 64,000		$ 500,000	$ 64,000		$ 500,000
Prepayment Shortfall [Member]
Significant Accounting Policies [Line Items]
Redemption price				11.1347%
Share issued (in Shares) | shares		1,089,038
United States [Member]
Significant Accounting Policies [Line Items]
Cash (in Dollars) | $				$ 850,255
Insured amount | $				250,000
Hong Kong [Member]
Significant Accounting Policies [Line Items]
Cash (in Dollars) | $				$ 71,094
FLFV [Member]
Significant Accounting Policies [Line Items]
Shares of common stock (in Shares) | shares			4,900,000
Forward Purchase Agreement [Member]
Significant Accounting Policies [Line Items]
Dilutive offering per shares | $ / shares				$ 10
Subsequent Event [Member] | Meteora [Member]
Significant Accounting Policies [Line Items]
Shares of common stock (in Shares) | shares					3,706,461
Ownership [Member]
Significant Accounting Policies [Line Items]
Shares of ownership percentage				9.90%		9.90%
Ownership [Member] | Forward Purchase Agreement [Member]
Significant Accounting Policies [Line Items]
Shares of ownership percentage				9.90%		9.90%
Class A Common Stock [Member]
Significant Accounting Policies [Line Items]
Common stock, share par value | $ / shares				$ 0.0001

[1]	The share information and additional paid-in capital are presented on a retroactive basis to reflect the reverse recapitalization on June 21, 2024 (see the discussion under the heading “Reverse Recapitalization” in “Note 1 – Organization and Business Description”).